OMB APPROVAL
OMB Number: 3235-0582
Expires: March 31, 2018
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 - June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Jackson Park Capital (JPC) Proxy Voting	2015 - 2016

Issuing Company	Ticker Symbol	CUSIP	Shareholder Meeting Date	Proposals	Issuer Proposal	Shareholder Proposal	Board Recommendation	JPC Vote	Notes	Date Voted
Teva Pharmaceuticals	TEVA	881624-209	9/3/2015	1a. ELECTION OF DIRECTOR: ROGER ABRAVANEL	Yes	No	For	For		8/12/2015
				1b. ELECTION OF DIRECTOR: ROSEMARY A. CRANE	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: GERALD M. LIEBERMAN	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: GALIA MAOR	Yes	No	For	For
				2. TO APPOINT GABRIELLE GREENE-SULZBERGER TO SERVE AS A STATUTORY INDEPENDENT DIRECTOR FOR A TERM OF THREE YEARS, COMMENCING FOLLOWING THE MEETING, AND TO APPROVE HER REMUNERATION AND BENEFITS.	Yes	No	For	For
				3a. TO APPROVE AN AMENDMENT TO THE COMPANY'S COMPENSATION POLICY WITH RESPECT TO DIRECTOR REMUNERATION.	Yes	No	For	For
				3a1. DO YOU HAVE A "PERSONAL INTEREST" IN PROPOSAL 3A? NOTE: PROPOSAL 3A1, FOR=YES AGAINST=NO	Yes	No	Against (No)	Against (No)
				3b. TO APPROVE THE REMUNERATION TO BE PROVIDED TO THE COMPANY'S DIRECTORS.	Yes	No	For	For
				3c. TO APPROVE THE REMUNERATION TO BE PROVIDED TO PROF. YITZHAK PETERBURG, CHAIRMAN OF THE BOARD OF DIRECTORS.	Yes	No	For	For
				4a. TO APPROVE AN AMENDMENT TO THE TERMS OF OFFICE AND EMPLOYMENT OF THE COMPANY'S PRESIDENT AND CHIEF EXECUTIVE OFFICER, MR. EREZ VIGODMAN.	Yes	No	For	For
				4b. TO APPROVE THE PAYMENT OF A SPECIAL BONUS TO THE COMPANY'S PRESIDENT AND CHIEF EXECUTIVE OFFICER, MR. EREZ VIGODMAN.	Yes	No	For	For
				5. TO APPROVE THE COMPANY'S 2015 LONG-TERM EQUITY-BASED INCENTIVE PLAN.	Yes	No	For	For

6. TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF PRICEWATERHOUSECOOPERS INTERNATIONAL LTD., AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM UNTIL THE 2016 ANNUAL MEETING OF SHAREHOLDERS.
					Yes	No	For	For

Teva Pharmaceuticals	TEVA	881624	11/5/2015
1. APPROVAL OF THE CREATION OF A NEW CLASS OF MANDATORY CONVERTIBLE PREFERRED SHARES, NOMINAL (PAR) VALUE NIS 0.1 PER SHARE AND THE DEFINITION OF THEIR TERMS, AND CERTAIN RELATED AMENDMENTS TO TEVA'S ARTICLES OF ASSOCIATION AND MEMORANDUM OF ASSOCIATION
					Yes	No	For	For		10/14/2015

Chambers Street	CSG	157842	12/14/2015	1. TO APPROVE THE ISSUANCE OF COMMON SHARES IN CONNECTION WITH THE MERGER OF GRAMERCY PROPERTY TRUST, INC. INTO OUR SUBSIDIARY, AS MORE PARTICULARLY DESCRIBED IN THE PROXY STATEMENT.	Yes	No	For	Against	JPC views the proposed transaction as substantially undervaluing Chambers Street's equity value
				2. DIRECTOR CHARLES E. BLACK JAMES L. FRANCIS JAMES M. ORPHANIDES MARTIN A. REID LOUIS P. SALVATORE	Yes	No	For	Against	JPC views the proposed transaction as substantially undervaluing Chambers Street's equity value, and therefore is voting against the directors who are responsible	10/31/2015
				3. TO APPROVE A NON-BINDING ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION AS MORE PARTICULARLY DESCRIBED IN THE PROXY STATEMENT.	Yes	No	For	Against	JPC views the proposed transaction as substantially undervaluing Chambers Street's equity value and therefore votes against any executive compensation which would inappropriately reward management
				4. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	Yes	No	For	For

5. TO APPROVE THE ADJOURNMENT OF THE ANNUAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF THE PROPOSALS IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF SUCH ADJOURNMENT TO APPROVE SUCH PROPOSALS.
					Yes	No	For	For

Intuit, Inc.	INTU	461202103	1/1/2016	1a. ELECTION OF DIRECTOR: EVE BURTON	Yes	No	For	For		12/3/2015
				1b. ELECTION OF DIRECTOR: SCOTT D. COOK	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: RICHARD L. DALZELL	Yes	No	For	For
				1d. ELECTION OF DIRECTOR:DIANE B. GREENE	Yes	No	For	For
				1e. ELECTION OF DIRECTOR: SUZANNE NORA JOHNSO	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: DENNIS D. POWELL	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: BRAD D. SMITH	Yes	No	For	For
				1h. ELECTION OF DIRECTOR: JEFF WEINER	Yes	No	For	For
				2. RATIFY THE SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JULY 31, 2016.	Yes	No	For	For
				3. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	Yes	No	For	For

Jacobs Engineering Group Inc.	JEC	469814107	1/28/2016	1A. ELECTION OF DIRECTOR: JOSEPH R. BRONSON	Yes	No	For	For		12/21/2015
				1B. ELECTION OF DIRECTOR: JUAN JOSE SUAREZ COPPEL	Yes	No	For	For
				1C. ELECTION OF DIRECTOR: ROBERT C. DAVIDSON, JR.	Yes	No	For	For
				1D. ELECTION OF DIRECTOR: STEVEN J. DEMETRIOU	Yes	No	For	For
				1E. ELECTION OF DIRECTOR: RALPH E. EBERHART	Yes	No	For	For
				1F. ELECTION OF DIRECTOR: DAWNE S. HICKTON	Yes	No	For	For
				1G. ELECTION OF DIRECTOR: PETER J. ROBERTSON	Yes	No	For	For
				1H. ELECTION OF DIRECTOR: NOEL G. WATSON	Yes	No	For	For
				2. TO APPROVE AN AMENDMENT AND RESTATEMENT OF THE COMPANY'S 1999 OUTSIDE DIRECTOR STOCK PLAN.	Yes	No	For	For
				3. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Yes	No	For	For
				4. TO APPROVE, BY NON-BINDING VOTE, THE COMPANY'S EXECUTIVE COMPENSATION.	Yes	No	For	For

Aramark	ARMK	03852U	2/2/2016
1. DIRECTOR
ERIC J. FOSS
TODD M. ABBRECHT
LAWRENCE T. BABBIO, JR.
PIERRE-OLIVIER BECKERS
LISA G. BISACCIA
LEONARD S. COLEMAN, JR.
RICHARD DREILING
IRENE M. ESTEVES
DANIEL J. HEINRICH
SANJEEV MEHRA
JOHN A. QUELCH
STEPHEN SADOVE
					Yes	No	For	For		12/29/2015
				2. TO RATIFY THE APPOINTMENT OF KPMG LLP AS ARAMARK'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2016.	Yes	No	For	For
				3. TO APPROVE, IN A NON-BINDING ADVISORY VOTE, THE COMPENSATION PAID TO THE NAMED EXECUTIVE OFFICERS.	Yes	No	For	For

Costco Wholesale Corporation	COST	22160K	1/29/2016	1. DIRECTOR HAMILTON E. JAMES W. CRAIG JELINEK JOHN W. STANTON MARY A. WILDEROTTER	Yes	No	For	For		12/29/2015
				2. RATIFICATION OF SELECTION OF INDEPENDENT AUDITORS.	Yes	No	For	For
				3. APPROVAL, ON AN ADVISORY BASIS, OF EXECUTIVE COMPENSATION.	Yes	No	For	For
				4. SHAREHOLDER PROPOSAL REGARDING PROXY ACCESS FOR SHAREHOLDERS.	No	Yes	Against	Against

Apple Inc.	AAPL	_037833	2/26/2016	1a. ELECTION OF DIRECTOR: JAMES BELL	Yes	No	For	For		1/12/2016
				1b. ELECTION OF DIRECTOR: TIM COOK	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: AL GORE	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: BOB IGER	Yes	No	For	For
				1e. ELECTION OF DIRECTOR: ANDREA JUNG	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: ART LEVINSON	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: RON SUGAR	Yes	No	For	For
				1h. ELECTION OF DIRECTOR: SUE WAGNER	Yes	No	For	For
				2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS APPLE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016	Yes	No	For	For
				3. AN ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION	Yes	No	For	For
				4. APPROVAL OF THE AMENDED AND RESTATED APPLE INC. 2014 EMPLOYEE STOCK PLAN	Yes	No	For	For
				5. A SHAREHOLDER PROPOSAL ENTITLED "NET-ZERO GREENHOUSE GAS EMISSIONS BY 2030"	No	Yes	Against	Against
				6. A SHAREHOLDER PROPOSAL REGARDING DIVERSITY AMONG OUR SENIOR MANAGEMENT AND BOARD OF DIRECTORS	No	Yes	Against	Against
				7. A SHAREHOLDER PROPOSAL ENTITLED "HUMAN RIGHTS REVIEW - HIGH RISK REGIONS"	No	Yes	Against	Against
				8. A SHAREHOLDER PROPOSAL ENTITLED "SHAREHOLDER PROXY ACCESS"	No	Yes	Against	Against

The Walt Disney Company	DIS	254687106	3/3/2016	1A. ELECTION OF DIRECTOR: SUSAN E. ARNOLD	Yes	No	For	For		1/22/2016
				1B. ELECTION OF DIRECTOR: JOHN S. CHEN	Yes	No	For	For
				1C. ELECTION OF DIRECTOR: JACK DORSEY	Yes	No	For	For
				1D. ELECTION OF DIRECTOR: ROBERT A. IGER	Yes	No	For	For
				1E. ELECTION OF DIRECTOR: MARIA ELENA LAGOMASINO	Yes	No	For	For
				1F. ELECTION OF DIRECTOR: FRED H. LANGHAMMER	Yes	No	For	For
				1G. ELECTION OF DIRECTOR: AYLWIN B. LEWIS	Yes	No	For	For
				1H. ELECTION OF DIRECTOR: ROBERT W. MATSCHULLAT	Yes	No	For	For
				1I. ELECTION OF DIRECTOR: MARK G. PARKER	Yes	No	For	For
				1J. ELECTION OF DIRECTOR: SHERYL K. SANDBERG	Yes	No	For	For
				1K. ELECTION OF DIRECTOR: ORIN C. SMITH	Yes	No	For	For
				2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S REGISTERED PUBLIC ACCOUNTANTS FOR 2016.	Yes	No	For	For
				3. TO APPROVE THE ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION.	Yes	No	For	For
				4. TO APPROVE THE AMENDMENT TO THE RESTATED CERTIFICATE OF INCORPORATION.	Yes	No	For	For
				5. TO APPROVE THE SHAREHOLDER PROPOSAL RELATING TO SIMPLE MAJORITY VOTE.	No	Yes	Against	For	Voted for Majority Voting
				6. TO APPROVE THE SHAREHOLDER PROPOSAL RELATING TO LOBBYING DISCLOSURE.	No	Yes	Against	Against

Qualcomm	QCOM	747525	3/8/2016	1a. ELECTION OF DIRECTOR TO HOLD OFFICE UNTIL THE NEXT ANNUAL MEETING OF STOCKHOLDERS AND UNTIL THEIR RESPECTIVE SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: BARBARA T. ALEXANDER	Yes	No	For	For		1/23/2016
				1b. ELECTION OF DIRECTOR TO HOLD OFFICE UNTIL THE NEXT ANNUAL MEETING OF STOCKHOLDERS AND UNTIL THEIR RESPECTIVE SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: RAYMOND V. DITTAMORE	Yes	No	For	For
				1c. ELECTION OF DIRECTOR TO HOLD OFFICE UNTIL THE NEXT ANNUAL MEETING OF STOCKHOLDERS AND UNTIL THEIR RESPECTIVE SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: JEFFREY W. HENDERSON	Yes	No	For	For
				1d. ELECTION OF DIRECTOR TO HOLD OFFICE UNTIL THE NEXT ANNUAL MEETING OF STOCKHOLDERS AND UNTIL THEIR RESPECTIVE SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: THOMAS W. HORTON	Yes	No	For	For
				1e. ELECTION OF DIRECTOR TO HOLD OFFICE UNTIL THE NEXT ANNUAL MEETING OF STOCKHOLDERS AND UNTIL THEIR RESPECTIVE SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: PAUL E. JACOBS	Yes	No	For	For
				1f. ELECTION OF DIRECTOR TO HOLD OFFICE UNTIL THE NEXT ANNUAL MEETING OF STOCKHOLDERS AND UNTIL THEIR RESPECTIVE SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: HARISH MANWANI	Yes	No	For	For
				1g. ELECTION OF DIRECTOR TO HOLD OFFICE UNTIL THE NEXT ANNUAL MEETING OF STOCKHOLDERS AND UNTIL THEIR RESPECTIVE SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: MARK D. MCLAUGHLIN	Yes	No	For	For
				1h. ELECTION OF DIRECTOR TO HOLD OFFICE UNTIL THE NEXT ANNUAL MEETING OF STOCKHOLDERS AND UNTIL THEIR RESPECTIVE SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: STEVE MOLLENKOPF	Yes	No	For	For
				1i. ELECTION OF DIRECTOR TO HOLD OFFICE UNTIL THE NEXT ANNUAL MEETING OF STOCKHOLDERS AND UNTIL THEIR RESPECTIVE SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: CLARK T. RANDT, JR.	Yes	No	For	For
				1j. ELECTION OF DIRECTOR TO HOLD OFFICE UNTIL THE NEXT ANNUAL MEETING OF STOCKHOLDERS AND UNTIL THEIR RESPECTIVE SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: FRANCISCO ROS	Yes	No	For	For
				1k. ELECTION OF DIRECTOR TO HOLD OFFICE UNTIL THE NEXT ANNUAL MEETING OF STOCKHOLDERS AND UNTIL THEIR RESPECTIVE SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: JONATHAN J. RUBINSTEIN	Yes	No	For	For
				1l. ELECTION OF DIRECTOR TO HOLD OFFICE UNTIL THE NEXT ANNUAL MEETING OF STOCKHOLDERS AND UNTIL THEIR RESPECTIVE SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: ANTHONY J. VINCIQUERRA	Yes	No	For	For
				2. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT PUBLIC ACCOUNTANTS FOR OUR FISCAL YEAR ENDING SEPTEMBER 25, 2016.	Yes	No	For	For
				3. TO APPROVE THE 2016 LONG-TERM INCENTIVE PLAN.	Yes	No	For	For
				4. TO APPROVE OUR EXECUTIVE COMPENSATION.	Yes	No	For	For
				5. A STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE ANNUAL MEETING.	No	Yes	Against	Against

The Bank of New York Mellon Corporation	BK	064058	4/12/2016	1A. ELECTION OF DIRECTOR: NICHOLAS M. DONOFRIO	Yes	No	For	For		3/17/2016
				1B. ELECTION OF DIRECTOR: JOSEPH J. ECHEVARRIA	Yes	No	For	For
				1C. ELECTION OF DIRECTOR: EDWARD P. GARDEN	Yes	No	For	For
				1D. ELECTION OF DIRECTOR: JEFFREY A. GOLDSTEIN	Yes	No	For	For
				1E. ELECTION OF DIRECTOR: GERALD L. HASSELL	Yes	No	For	For
				1F. ELECTION OF DIRECTOR: JOHN M. HINSHAW	Yes	No	For	For
				1G. ELECTION OF DIRECTOR: EDMUND F. KELLY	Yes	No	For	For
				1H. ELECTION OF DIRECTOR: JOHN A. LUKE, JR.	Yes	No	For	For
				1I. ELECTION OF DIRECTOR: MARK A. NORDENBERG	Yes	No	For	For
				1J. ELECTION OF DIRECTOR: CATHERINE A. REIN	Yes	No	For	For
				1K. ELECTION OF DIRECTOR: SAMUEL C. SCOTT III	Yes	No	For	For
				2. ADVISORY RESOLUTION TO APPROVE THE 2015 COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Yes	No	For	For
				3. APPROVAL OF OUR 2016 EXECUTIVE INCENTIVE COMPENSATION PLAN.	Yes	No	For	For
				4. RATIFICATION OF KPMG LLP AS OUR INDEPENDENT AUDITOR FOR 2016.	Yes	No	For	For
				5. STOCKHOLDER PROPOSAL REGARDING AN INDEPENDENT BOARD CHAIRMAN.	No	Yes	Against	For	Voted for Independent Chairman

MCGRAW HILL FINANCIAL, INC.	MHFI	580645	4/27/2016	1a. ELECTION OF DIRECTOR: SIR WINFRIED BISCHOFF	Yes	No	For	For		3/20/2016
				1b. ELECTION OF DIRECTOR: WILLIAM D. GREEN	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: CHARLES E. HALDEMAN, JR.	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: REBECCA JACOBY	Yes	No	For	For
				1e. ELECTION OF DIRECTOR: HILDA OCHOA-BRILLEMBOURG	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: DOUGLAS L. PETERSON	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: SIR MICHAEL RAKE	Yes	No	For	For
				1h. ELECTION OF DIRECTOR: EDWARD B. RUST, JR.	Yes	No	For	For
				1i. ELECTION OF DIRECTOR: KURT L. SCHMOKE	Yes	No	For	For
				1j. ELECTION OF DIRECTOR: RICHARD E. THORNBURGH	Yes	No	For	For
				2. VOTE TO AMEND THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO CHANGE THE NAME OF THE COMPANY TO "S&P GLOBAL INC." FROM "MCGRAW HILL FINANCIAL, INC."	Yes	No	For	For
				3. VOTE TO AMEND THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO PROVIDE THAT THE COMPANY'S BOARD OF DIRECTORS SHALL CONSIST OF NOT LESS THAN 8 PERSONS.	Yes	No	For	For
				4. VOTE TO APPROVE, ON AN ADVISORY BASIS, THE EXECUTIVE COMPENSATION PROGRAM FOR THE COMPANY'S NAMED EXECUTIVE OFFICERS.	Yes	No	For	For
				5. VOTE TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.	Yes	No	For	For

Citigroup Inc.	C	172967	4/26/2016	1A. ELECTION OF DIRECTOR: MICHAEL L. CORBAT	Yes	No	For	For		3/22/2016
				1B. ELECTION OF DIRECTOR: ELLEN M. COSTELLO	Yes	No	For	For
				1C. ELECTION OF DIRECTOR: DUNCAN P. HENNES	Yes	No	For	For
				1D. ELECTION OF DIRECTOR: PETER B. HENRY	Yes	No	For	For
				1E. ELECTION OF DIRECTOR: FRANZ B. HUMER	Yes	No	For	For
				1F. ELECTION OF DIRECTOR: RENEE J. JAMES	Yes	No	For	For
				1G. ELECTION OF DIRECTOR: EUGENE M. MCQUADE	Yes	No	For	For
				1H. ELECTION OF DIRECTOR: MICHAEL E. O'NEILL	Yes	No	For	For
				1I. ELECTION OF DIRECTOR: GARY M. REINER	Yes	No	For	For
				1J. ELECTION OF DIRECTOR: JUDITH RODIN	Yes	No	For	For
				1K. ELECTION OF DIRECTOR: ANTHONY M. SANTOMERO	Yes	No	For	For
				1L. ELECTION OF DIRECTOR: JOAN E. SPERO	Yes	No	For	For
				1M. ELECTION OF DIRECTOR: DIANA L. TAYLOR	Yes	No	For	For
				1N. ELECTION OF DIRECTOR: WILLIAM S. THOMPSON, JR.	Yes	No	For	For
				1O. ELECTION OF DIRECTOR: JAMES S. TURLEY	Yes	No	For	For
				1P. ELECTION OF DIRECTOR: ERNESTO ZEDILLO PONCE DE LEON	Yes	No	For	For
				2. PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS CITI'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.	Yes	No	For	For
				3. ADVISORY APPROVAL OF CITI'S 2015 EXECUTIVE COMPENSATION	Yes	No	For	For
				4. APPROVAL OF AN AMENDMENT TO THE CITIGROUP 2014 STOCK INCENTIVE PLAN AUTHORIZING ADDITIONAL SHARES.	Yes	No	For	For
				5. APPROVAL OF THE AMENDED AND RESTATED 2011 CITIGROUP EXECUTIVE PERFORMANCE PLAN.	Yes	No	For	For
				6. STOCKHOLDER PROPOSAL REQUESTING A REPORT DEMONSTRATING THE COMPANY DOES NOT HAVE A GENDER PAY GAP.	No	Yes	Against	Against
				7. STOCKHOLDER PROPOSAL REQUESTING A REPORT ON LOBBYING AND GRASSROOTS LOBBYING CONTRIBUTIONS.	No	Yes	Against	Against
				8. STOCKHOLDER PROPOSAL REQUESTING THAT THE BOARD APPOINT A STOCKHOLDER VALUE COMMITTEE.	No	Yes	Against	For	Voted for A Stockholder Value Committee
				9. STOCKHOLDER PROPOSAL REQUESTING AN AMENDMENT TO THE GENERAL CLAWBACK POLICY.	No	Yes	Against	Against
				10. STOCKHOLDER PROPOSAL REQUESTING THAT THE BOARD ADOPT A POLICY PROHIBITING THE VESTING OF EQUITY-BASED AWARDS FOR SENIOR EXECUTIVES DUE TO A VOLUNTARY RESIGNATION TO ENTER GOVERNMENT SERVICE.	No	Yes	Against	Against

Capital One Financial	COF	14040H	5/5/2016	1a. ELECTION OF DIRECTOR: RICHARD D. FAIRBANK	Yes	No	For	For		3/24/2016
				1b. ELECTION OF DIRECTOR: PATRICK W. GROSS	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: ANN FRITZ HACKETT	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: LEWIS HAY, III	Yes	No	For	For
				1e. ELECTION OF DIRECTOR: BENJAMIN P. JENKINS III	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: PETER THOMAS KILLALEA	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: PIERRE E. LEROY	Yes	No	For	For
				1h. ELECTION OF DIRECTOR: PETER E. RASKIND	Yes	No	For	For
				1i. ELECTION OF DIRECTOR: MAYO A. SHATTUCK III	Yes	No	For	For
				1j. ELECTION OF DIRECTOR: BRADFORD H. WARNER	Yes	No	For	For
				1k. ELECTION OF DIRECTOR: CATHERINE G. WEST	Yes	No	For	For
				2. RATIFICATION OF SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF CAPITAL ONE FOR 2016.	Yes	No	For	For
				3. ADVISORY APPROVAL OF CAPITAL ONE'S 2015 NAMED EXECUTIVE OFFICER COMPENSATION.	Yes	No	For	For

St. Jude Medical , Inc.	STJ	790849	5/4/2016	1a. ELECTION OF DIRECTOR: STUART M. ESSIG	Yes	No	For	For
				1b. ELECTION OF DIRECTOR: BARBARA B. HILL	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: MICHAEL A. ROCCA	Yes	No	For	For
				2. ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Yes	No	For	For
				3. TO APPROVE THE ST. JUDE MEDICAL, INC. 2016 STOCK INCENTIVE PLAN.	Yes	No	For	For
				4. TO APPROVE AMENDMENTS TO OUR ARTICLES OF INCORPORATION AND BYLAWS TO DECLASSIFY OUR BOARD OF DIRECTORS.	Yes	No	For	For
				5. TO APPROVE AMENDMENTS TO OUR BYLAWS TO IMPLEMENT PROXY ACCESS.	Yes	No	For	For
				6. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.	Yes	No	For	For
				7. TO ACT ON A SHAREHOLDER PROPOSAL REGARDING SUPERMAJORITY VOTING IF PROPERLY PRESENTED AT THE MEETING.	No	Yes	Against	For	JPC believes supermajority voting is against shareholder interests	3/25/2016

VF Corporation	VFC	918204	4/26/2016	1A. ELECTION OF DIRECTOR: RICHARD T. CARUCCI	Yes	No	For	For		3/28/2016
				1B. ELECTION OF DIRECTOR: JULIANA L. CHUGG	Yes	No	For	For
				1C. ELECTION OF DIRECTOR: JUAN ERNESTO DE BEDOUT	Yes	No	For	For
				1D. ELECTION OF DIRECTOR: MARK S. HOPLAMAZIAN	Yes	No	For	For
				1E. ELECTION OF DIRECTOR: ROBERT J. HURST	Yes	No	For	For
				1F. ELECTION OF DIRECTOR: LAURA W. LANG	Yes	No	For	For
				1G. ELECTION OF DIRECTOR: W. ALAN MCCOLLOUGH	Yes	No	For	For
				1H. ELECTION OF DIRECTOR: W. RODNEY MCMULLEN	Yes	No	For	For
				1I. ELECTION OF DIRECTOR: CLARENCE OTIS, JR.	Yes	No	For	For
				1J. ELECTION OF DIRECTOR: STEVEN E. RENDLE	Yes	No	For	For
				1K. ELECTION OF DIRECTOR: MATTHEW J. SHATTOCK	Yes	No	For	For
				1L. ELECTION OF DIRECTOR: ERIC C. WISEMAN	Yes	No	For	For
				2. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	Yes	No	For	For
				3. RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS VF'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2016 FISCAL YEAR.	Yes	No	For	For

Express Scripts Holding Company	ESRX	30219G	5/4/2016	1A. ELECTION OF DIRECTOR: MAURA C. BREEN	Yes	No	For	For		3/29/2016
				1B. ELECTION OF DIRECTOR: WILLIAM J. DELANEY	Yes	No	For	For
				1C. ELECTION OF DIRECTOR: ELDER GRANGER, MD, MG, USA (RETIRED)	Yes	No	For	For
				1D. ELECTION OF DIRECTOR: NICHOLAS J. LAHOWCHIC	Yes	No	For	For
				1E. ELECTION OF DIRECTOR: THOMAS P. MAC MAHON	Yes	No	For	For
				1F. ELECTION OF DIRECTOR: FRANK MERGENTHALER	Yes	No	For	For
				1G. ELECTION OF DIRECTOR: WOODROW A. MYERS, JR., MD	Yes	No	For	For
				1H. ELECTION OF DIRECTOR: RODERICK A. PALMORE	Yes	No	For	For
				1I. ELECTION OF DIRECTOR: GEORGE PAZ	Yes	No	For	For
				1J. ELECTION OF DIRECTOR: WILLIAM L. ROPER, MD, MPH	Yes	No	For	For
				1K. ELECTION OF DIRECTOR: SEYMOUR STERNBERG	Yes	No	For	For
				1L. ELECTION OF DIRECTOR: TIMOTHY WENTWORTH	Yes	No	For	For
				2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2016.	Yes	No	For	For
				3. TO APPROVE, BY NON-BINDING VOTE, EXECUTIVE COMPENSATION.	Yes	No	For	For
				4. TO APPROVE AND RATIFY THE EXPRESS SCRIPTS HOLDING COMPANY 2016 LONG-TERM INCENTIVE PLAN.	Yes	No	For	For
				5. STOCKHOLDER PROPOSAL REGARDING AN INDEPENDENT BOARD CHAIRMAN.	No	Yes	Against	For	JPC believes in an independent Chairman
				6. STOCKHOLDER PROPOSAL REGARDING POLITICAL ACTIVITIES DISCLOSURE.	No	Yes	Against	Against

American Express	AXP	25816	5/2/2016	1a. ELECTION OF DIRECTOR PROPOSED BY OUR BOARD OF DIRECTORS FOR A TERM OF ONE YEAR: CHARLENE BARSHEFSKY	Yes	No	For	For		3/30/2016
				1b. ELECTION OF DIRECTOR PROPOSED BY OUR BOARD OF DIRECTORS FOR A TERM OF ONE YEAR: URSULA M. BURNS	Yes	No	For	For
				1c. ELECTION OF DIRECTOR PROPOSED BY OUR BOARD OF DIRECTORS FOR A TERM OF ONE YEAR: KENNETH I. CHENAULT	Yes	No	For	For
				1d. ELECTION OF DIRECTOR PROPOSED BY OUR BOARD OF DIRECTORS FOR A TERM OF ONE YEAR: PETER CHERNIN	Yes	No	For	For
				1e. ELECTION OF DIRECTOR PROPOSED BY OUR BOARD OF DIRECTORS FOR A TERM OF ONE YEAR: RALPH DE LA VEGA	Yes	No	For	For
				1f. ELECTION OF DIRECTOR PROPOSED BY OUR BOARD OF DIRECTORS FOR A TERM OF ONE YEAR: ANNE L. LAUVERGEON	Yes	No	For	For
				1g. ELECTION OF DIRECTOR PROPOSED BY OUR BOARD OF DIRECTORS FOR A TERM OF ONE YEAR: MICHAEL O. LEAVITT	Yes	No	For	For
				1h. ELECTION OF DIRECTOR PROPOSED BY OUR BOARD OF DIRECTORS FOR A TERM OF ONE YEAR: THEODORE J. LEONSIS	Yes	No	For	For
				1i. ELECTION OF DIRECTOR PROPOSED BY OUR BOARD OF DIRECTORS FOR A TERM OF ONE YEAR: RICHARD C. LEVIN	Yes	No	For	For
				1j. ELECTION OF DIRECTOR PROPOSED BY OUR BOARD OF DIRECTORS FOR A TERM OF ONE YEAR: SAMUEL J. PALMISANO	Yes	No	For	For
				1k. ELECTION OF DIRECTOR PROPOSED BY OUR BOARD OF DIRECTORS FOR A TERM OF ONE YEAR: DANIEL L. VASELLA	Yes	No	For	For
				1l. ELECTION OF DIRECTOR PROPOSED BY OUR BOARD OF DIRECTORS FOR A TERM OF ONE YEAR: ROBERT D. WALTER	Yes	No	For	For
				1m. ELECTION OF DIRECTOR PROPOSED BY OUR BOARD OF DIRECTORS FOR A TERM OF ONE YEAR: RONALD A. WILLIAMS	Yes	No	For	For
				2. RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.	Yes	No	For	For
				3. ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.	Yes	No	For	For
				4. APPROVAL OF THE AMERICAN EXPRESS COMPANY 2016 INCENTIVE COMPENSATION PLAN.	Yes	No	For	For
				5. SHAREHOLDER PROPOSAL RELATING TO ANNUAL DISCLOSURE OF EEO-1 DATA.	No	Yes	Against	Against
				6. SHAREHOLDER PROPOSAL RELATING TO REPORT ON PRIVACY, DATA SECURITY AND GOVERNMENT REQUESTS.	No	Yes	Against	Against
				7. SHAREHOLDER PROPOSAL RELATING TO ACTION BY WRITTEN CONSENT.	No	Yes	Against	Against
				8. SHAREHOLDER PROPOSAL RELATING TO LOBBYING DISCLOSURE.	No	Yes	Against	Against
				9. SHAREHOLDER PROPOSAL RELATING TO INDEPENDENT BOARD CHAIRMAN.	No	Yes	Against	For	JPC believes in an independent Chairman

Teva Pharmaceuticals	TEVA	881624	4/18/2016	1a. ELECTION OF DIRECTOR TO SERVE UNTIL THE 2019 ANNUAL MEETING: PROF. YITZHAK PETERBURG	Yes	No	For	For		3/30/2016
				1b. ELECTION OF DIRECTOR TO SERVE UNTIL THE 2019 ANNUAL MEETING: DR. ARIE BELLDEGRUN	Yes	No	For	For
				1c. ELECTION OF DIRECTOR TO SERVE UNTIL THE 2019 ANNUAL MEETING: MR. AMIR ELSTEIN	Yes	No	For	For

2. TO APPROVE AN AMENDED COMPENSATION POLICY WITH RESPECT TO THE TERMS OF OFFICE AND EMPLOYMENT OF THE COMPANY'S "OFFICE HOLDERS" (AS DEFINED IN THE ISRAELI COMPANIES LAW), SUBSTANTIALLY IN THE FORM ATTACHED AS EXHIBIT A TO THE PROXY STATEMENT.
					Yes	No	For	For
				2a. PLEASE INDICATE WHETHER OR NOT YOU ARE A "CONTROLLING SHAREHOLDER" OF THE COMPANY OR WHETHER OR NOT YOU HAVE A PERSONAL BENEFIT OR OTHER INTEREST IN THIS PROPOSAL: FOR = YES AND AGAINST = NO.	Yes	No	None	Against	Against = No in answering question
				3a. WITH RESPECT TO THE TERMS OF OFFICE AND EMPLOYMENT OF THE COMPANY'S PRESIDENT AND CHIEF EXECUTIVE OFFICER, MR. EREZ VIGODMAN: TO APPROVE INCREASES IN HIS BASE SALARY.	Yes	No	For	For

3b. WITH RESPECT TO THE TERMS OF OFFICE AND EMPLOYMENT OF THE COMPANY'S PRESIDENT AND CHIEF EXECUTIVE OFFICER, MR. EREZ VIGODMAN: TO APPROVE AN AMENDMENT TO HIS ANNUAL CASH BONUS OBJECTIVES AND PAYOUT TERMS FOR 2016 AND GOING FORWARD.
					Yes	No	For	For
				4. TO APPROVE AN AMENDMENT TO THE 2015 LONG-TERM EQUITY-BASED INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES AVAILABLE FOR ISSUANCE THEREUNDER.	Yes	No	For	For

5. TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF PRICEWATERHOUSECOOPERS INTERNATIONAL LTD., AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM UNTIL THE 2017 ANNUAL MEETING OF SHAREHOLDERS.
					Yes	No	For	For

EBAY Inc.	EBAY	278642	4/27/2016	1A. ELECTION OF DIRECTOR: FRED D. ANDERSON JR.	Yes	No	For	For		4/1/2016
				1B. ELECTION OF DIRECTOR: EDWARD W. BARNHOLT	Yes	No	For	For
				1C. ELECTION OF DIRECTOR: ANTHONY J. BATES	Yes	No	For	For
				1D. ELECTION OF DIRECTOR: BONNIE S. HAMMER	Yes	No	For	For
				1E. ELECTION OF DIRECTOR: KATHLEEN C. MITIC	Yes	No	For	For
				1F. ELECTION OF DIRECTOR: PIERRE M. OMIDYAR	Yes	No	For	For
				1G. ELECTION OF DIRECTOR: PAUL S. PRESSLER	Yes	No	For	For
				1H. ELECTION OF DIRECTOR: ROBERT H. SWAN	Yes	No	For	For
				1I. ELECTION OF DIRECTOR: THOMAS J. TIERNEY	Yes	No	For	For
				1J. ELECTION OF DIRECTOR: PERRY M. TRAQUINA	Yes	No	For	For
				1K. ELECTION OF DIRECTOR: DEVIN N. WENIG	Yes	No	For	For
				2. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	Yes	No	For	For
				3. APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE 2008 EQUITY INCENTIVE AWARD PLAN.	Yes	No	For	For
				4. RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS.	Yes	No	For	For
				5. STOCKHOLDER PROPOSAL REGARDING GENDER PAY EQUITY.	No	Yes	Against	Against

Gilead Sciences, Inc.	GILD	375558	5/11/2016	1a. ELECTION OF DIRECTOR: JOHN F. COGAN, PH.D.	Yes	No	For	For		4/1/2016
				1b. ELECTION OF DIRECTOR: KEVIN E. LOFTON	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: JOHN W. MADIGAN	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: JOHN C. MARTIN, PH.D.	Yes	No	For	For
				1e. ELECTION OF DIRECTOR: JOHN F. MILLIGAN, PH.D.	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: NICHOLAS G. MOORE	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: RICHARD J. WHITLEY, M.D.	Yes	No	For	For
				1h. ELECTION OF DIRECTOR: GAYLE E. WILSON	Yes	No	For	For
				1i. ELECTION OF DIRECTOR: PER WOLD-OLSEN	Yes	No	For	For

2. TO RATIFY THE SELECTION OF ERNST & YOUNG LLP BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF GILEAD FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016.
					Yes	No	For	For
				3. TO APPROVE THE AMENDED AND RESTATED GILEAD SCIENCES, INC. CODE SECTION 162(M) BONUS PLAN.	Yes	No	For	For
				4. TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS AS PRESENTED IN THE PROXY STATEMENT.	Yes	No	For	For
				5. TO VOTE ON A STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, REQUESTING THAT THE BOARD TAKE STEPS TO PERMIT STOCKHOLDER ACTION BY WRITTEN CONSENT.	No	Yes	Against	Against

American International Group, Inc	AIG	026874	5/11/2016	1A. ELECTION OF DIRECTOR: W. DON CORNWELL	Yes	No	For	For		4/5/2016
				1B. ELECTION OF DIRECTOR: PETER R. FISHER	Yes	No	For	For
				1C. ELECTION OF DIRECTOR: JOHN H. FITZPATRICK	Yes	No	For	For
				1D. ELECTION OF DIRECTOR: PETER D. HANCOCK	Yes	No	For	For
				1E. ELECTION OF DIRECTOR: WILLIAM G. JURGENSEN	Yes	No	For	For
				1F. ELECTION OF DIRECTOR: CHRISTOPHER S. LYNCH	Yes	No	For	For
				1G. ELECTION OF DIRECTOR: SAMUEL J. MERKSAMER	Yes	No	For	For
				1H. ELECTION OF DIRECTOR: GEORGE L. MILES, JR.	Yes	No	For	For
				1I. ELECTION OF DIRECTOR: HENRY S. MILLER	Yes	No	For	For
				1J. ELECTION OF DIRECTOR: ROBERT S. MILLER	Yes	No	For	For
				1K. ELECTION OF DIRECTOR: LINDA A. MILLS	Yes	No	For	For
				1L. ELECTION OF DIRECTOR: SUZANNE NORA JOHNSON	Yes	No	For	For
				1M. ELECTION OF DIRECTOR: JOHN A. PAULSON	Yes	No	For	For
				1N. ELECTION OF DIRECTOR: RONALD A. RITTENMEYER	Yes	No	For	For
				1O. ELECTION OF DIRECTOR: DOUGLAS M. STEENLAND	Yes	No	For	For
				1P. ELECTION OF DIRECTOR: THERESA M. STONE	Yes	No	For	For
				2. TO VOTE, ON A NON-BINDING ADVISORY BASIS, TO APPROVE EXECUTIVE COMPENSATION.	Yes	No	For	For
				3. TO ACT UPON A PROPOSAL TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS AIG'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.	Yes	No	For	For

JP Morgan Chase & Co.	JPM	46625H	5/17/2016	1A. ELECTION OF DIRECTOR: LINDA B. BAMMANN	Yes	No	For	For		4/11/2016
				1B. ELECTION OF DIRECTOR: JAMES A. BELL	Yes	No	For	For
				1C. ELECTION OF DIRECTOR: CRANDALL C. BOWLES	Yes	No	For	For
				1D. ELECTION OF DIRECTOR: STEPHEN B. BURKE	Yes	No	For	For
				1E. ELECTION OF DIRECTOR: JAMES S. CROWN	Yes	No	For	For
				1F. ELECTION OF DIRECTOR: JAMES DIMON	Yes	No	For	For
				1G. ELECTION OF DIRECTOR: TIMOTHY P. FLYNN	Yes	No	For	For
				1H. ELECTION OF DIRECTOR: LABAN P. JACKSON, JR.	Yes	No	For	For
				1I. ELECTION OF DIRECTOR: MICHAEL A. NEAL	Yes	No	For	For
				1J. ELECTION OF DIRECTOR: LEE R. RAYMOND	Yes	No	For	For
				1K. ELECTION OF DIRECTOR: WILLIAM C. WELDON	Yes	No	For	For
				2. ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION	Yes	No	For	For
				3. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Yes	No	For	For
				4. INDEPENDENT BOARD CHAIRMAN - REQUIRE AN INDEPENDENT CHAIR	No	Yes	Against	For	JPC believes in an independent Chairman
				5. HOW VOTES ARE COUNTED - COUNT VOTES USING ONLY FOR AND AGAINST AND IGNORE ABSTENTIONS	No	Yes	Against	Against
				6. VESTING FOR GOVERNMENT SERVICE - PROHIBIT VESTING OF EQUITY-BASED AWARDS FOR SENIOR EXECUTIVES DUE TO VOLUNTARY RESIGNATION TO ENTER GOVERNMENT SERVICE	No	Yes	Against	Against
				7. APPOINT A STOCKHOLDER VALUE COMMITTEE - ADDRESS WHETHER DIVESTITURE OF ALL NON-CORE BANKING BUSINESS SEGMENTS WOULD ENHANCE SHAREHOLDER VALUE	No	Yes	Against	Against
				8. CLAWBACK AMENDMENT - DEFER COMPENSATION FOR 10 YEARS TO HELP SATISFY ANY MONETARY PENALTY ASSOCIATED WITH VIOLATION OF LAW	No	Yes	Against	Against
				9. EXECUTIVE COMPENSATION PHILOSOPHY - ADOPT A BALANCED EXECUTIVE COMPENSATION PHILOSOPHY WITH SOCIAL FACTORS TO IMPROVE THE FIRM'S ETHICAL CONDUCT AND PUBLIC REPUTATION	No	Yes	Against	Against

Union Pacific Corporation	UNP	907818	5/12/2016	1A. ELECTION OF DIRECTOR: ANDREW H. CARD, JR.	Yes	No	For	For		4/13/2016
				1B. ELECTION OF DIRECTOR: ERROLL B. DAVIS, JR.	Yes	No	For	For
				1C. ELECTION OF DIRECTOR: DAVID B. DILLON	Yes	No	For	For
				1D. ELECTION OF DIRECTOR: LANCE M. FRITZ	Yes	No	For	For
				1E. ELECTION OF DIRECTOR: CHARLES C. KRULAK	Yes	No	For	For
				1F. ELECTION OF DIRECTOR: JANE H. LUTE	Yes	No	For	For
				1G. ELECTION OF DIRECTOR: MICHAEL R. MCCARTHY	Yes	No	For	For
				1H. ELECTION OF DIRECTOR: MICHAEL W. MCCONNELL	Yes	No	For	For
				1I. ELECTION OF DIRECTOR: THOMAS F. MCLARTY, III	Yes	No	For	For
				1J. ELECTION OF DIRECTOR: STEVEN R. ROGEL	Yes	No	For	For
				1K. ELECTION OF DIRECTOR: JOSE H. VILLARREAL	Yes	No	For	For
				2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Yes	No	For	For
				3. AN ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	Yes	No	For	For
				4. SHAREHOLDER PROPOSAL REGARDING EXECUTIVES TO RETAIN SIGNIFICANT STOCK IF PROPERLY PRESENTED AT THE ANNUAL MEETING.	No	Yes	Against	Against
				5. SHAREHOLDER PROPOSAL REGARDING INDEPENDENT CHAIRMAN IF PROPERLY PRESENTED AT THE ANNUAL MEETING.	No	Yes	Against	For	JPC believes in an independent Chairman

Tiffany & Co.	TIF	886547	5/26/2016	1A. ELECTION OF DIRECTOR: MICHAEL J. KOWALSKI	Yes	No	For	For		4/13/2016
				1B. ELECTION OF DIRECTOR: ROSE MARIE BRAVO	Yes	No	For	For
				1C. ELECTION OF DIRECTOR: GARY E. COSTLEY	Yes	No	For	For
				1D. ELECTION OF DIRECTOR: FREDERIC CUMENAL	Yes	No	For	For
				1E. ELECTION OF DIRECTOR: LAWRENCE K. FISH	Yes	No	For	For
				1F. ELECTION OF DIRECTOR: ABBY F. KOHNSTAMM	Yes	No	For	For
				1G. ELECTION OF DIRECTOR: CHARLES K. MARQUIS	Yes	No	For	For
				1H. ELECTION OF DIRECTOR: PETER W. MAY	Yes	No	For	For
				1I. ELECTION OF DIRECTOR: WILLIAM A. SHUTZER	Yes	No	For	For
				1J. ELECTION OF DIRECTOR: ROBERT S. SINGER	Yes	No	For	For
				2. RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 31, 2017.	Yes	No	For	For
				3. APPROVAL OF THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS IN FISCAL 2015.	Yes	No	For	For
				4. SHAREHOLDER PROPOSAL THAT THE COMPANY ADOPT A GENERAL PAYOUT POLICY THAT GIVES PREFERENCE TO SHARE REPURCHASES (RELATIVE TO CASH DIVIDENDS) AS A METHOD TO RETURN CAPITAL TO SHAREHOLDERS.	No	Yes	Against	Against

Kindred BioSciences, Inc.	KIN	494577	5/23/2016	1a. ELECTION OF DIRECTOR: RICHARD CHIN, M.D.	Yes	No	For	For		4/16/2016
				2. TO APPROVE THE KINDRED BIOSCIENCES, INC. 2016 EQUITY INCENTIVE PLAN.	Yes	No	For	For
				3. TO RATIFY THE APPOINTMENT OF KMJ CORBIN & COMPANY LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2016.	Yes	No	For	For

PayPal Holdings Inc.	PYPL	70450Y	5/25/2016	1A. ELECTION OF DIRECTOR: WENCES CASARES	Yes	No	For	For		4/20/2016
				1B. ELECTION OF DIRECTOR: JONATHAN CHRISTODORO	Yes	No	For	For
				1C. ELECTION OF DIRECTOR: JOHN J. DONAHOE	Yes	No	For	For
				1D. ELECTION OF DIRECTOR: DAVID W. DORMAN	Yes	No	For	For
				1E. ELECTION OF DIRECTOR: GAIL J. MCGOVERN	Yes	No	For	For
				1F. ELECTION OF DIRECTOR: DAVID M. MOFFETT	Yes	No	For	For
				1G. ELECTION OF DIRECTOR: PIERRE M. OMIDYAR	Yes	No	For	For
				1H. ELECTION OF DIRECTOR: DANIEL H. SCHULMAN	Yes	No	For	For
				1I. ELECTION OF DIRECTOR: FRANK D. YEARY	Yes	No	For	For
				2. ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Yes	No	For	For
				3. ADVISORY VOTE TO APPROVE THE FREQUENCY OF OUR FUTURE STOCKHOLDER ADVISORY VOTES APPROVING THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Yes	No	1 Year	1 Year
				4. APPROVAL OF THE AMENDMENT AND RESTATEMENT OF OUR 2015 EQUITY INCENTIVE AWARD PLAN.	Yes	No	For	For
				5. APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE PAYPAL EMPLOYEE INCENTIVE PLAN.	Yes	No	For	For
				6. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT AUDITOR FOR 2016.	Yes	No	For	For

Outfront Media Inc.	OUT	69007J	6/7/2016	1. NICOLAS BRIEN - Director	Yes	No	For	For		4/26/2016
				2. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP TO SERVE AS OUTFRONT MEDIA INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016.	Yes	No	For	For
				3. APPROVAL, ON A NON-BINDING ADVISORY BASIS, OF THE COMPENSATION OF OUTFRONT MEDIA INC.'S NAMED EXECUTIVE OFFICERS.	Yes	No	For	For

Activision Blizzard Inc.	ATVI	00507V	6/2/2016	1.1 ELECTION OF DIRECTOR FOR A ONE YEAR TERM: ROBERT J. CORTI	Yes	No	For	For		4/29/2016
				1.2 ELECTION OF DIRECTOR FOR A ONE YEAR TERM: HENDRIK HARTONG III	Yes	No	For	For
				1.3 ELECTION OF DIRECTOR FOR A ONE YEAR TERM: BRIAN G. KELLY	Yes	No	For	For
				1.4 ELECTION OF DIRECTOR FOR A ONE YEAR TERM: ROBERT A. KOTICK	Yes	No	For	For
				1.5 ELECTION OF DIRECTOR FOR A ONE YEAR TERM: BARRY MEYER	Yes	No	For	For
				1.6 ELECTION OF DIRECTOR FOR A ONE YEAR TERM: ROBERT J. MORGADO	Yes	No	For	For
				1.7 ELECTION OF DIRECTOR FOR A ONE YEAR TERM: PETER NOLAN	Yes	No	For	For
				1.8 ELECTION OF DIRECTOR FOR A ONE YEAR TERM: CASEY WASSERMAN	Yes	No	For	For
				1.9 ELECTION OF DIRECTOR FOR A ONE YEAR TERM: ELAINE WYNN	Yes	No	For	For
				2. TO REQUEST ADVISORY APPROVAL OF OUR EXECUTIVE COMPENSATION.	Yes	No	For	For
				3. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.	Yes	No	For	For

Foundation Medicine, Inc.	FMI	350465100	6/16/2016	1. DIRECTOR, ALEXIS BORISY, SANDRA HORNING, M.D., EVAN JONES, DANIEL O'DAY, MICHAEL PELLINI, M.D., DAVID SCHENKEIN, M.D., MICHAEL VARNEY, PH.D., KRISHNA YESHWANT, M.D.	Yes	No	For	For		5/4/2016
				2. TO RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016.	Yes	No	For	For

Anacor Pharmaceuticals Inc.	ANAC	32420101	6/7/2016	1. DIRECTOR, PAUL L. BERNS, LUCY SHAPIRO, PH.D., WENDELL WIERENGA, PH.D.	Yes	No	For	For		5/4/2016
				2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE YEAR ENDING DECEMBER 31, 2016.	Yes	No	For	For
				3. TO APPROVE, ON A NON-BINDING, ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	Yes	No	For	For
				4. TO RE-APPROVE THE SECTION 162(M) PERFORMANCE GOALS UNDER THE COMPANY'S 2010 EQUITY INCENTIVE PLAN.	Yes	No	For	For

Affiliated Managers Group, Inc.	AMG	8252108	6/14/2016	1a. ELECTION OF DIRECTOR: SAMUEL T. BYRNE	Yes	No	For	For		5/4/2016
				1b. ELECTION OF DIRECTOR: DWIGHT D. CHURCHILL	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: GLENN EARLE	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: NIALL FERGUSON	Yes	No	For	For
				1e. ELECTION OF DIRECTOR: SEAN M. HEALEY	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: TRACY P. PALANDJIAN	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: PATRICK T. RYAN	Yes	No	For	For
				1h. ELECTION OF DIRECTOR: JIDE J. ZEITLIN	Yes	No	For	For
				2. TO APPROVE, BY A NON-BINDING ADVISORY VOTE, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	Yes	No	For	For
				3. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR.	Yes	No	For	For

Nielson Holdings PLC	NLSN	G6518L	6/21/2016	1A. ELECTION OF DIRECTOR: JAMES A. ATTWOOD, JR.	Yes	No	For	For		5/8/2016
				1B. ELECTION OF DIRECTOR: MITCH BARNS	Yes	No	For	For
				1C. ELECTION OF DIRECTOR: DAVID L. CALHOUN	Yes	No	For	For
				1D. ELECTION OF DIRECTOR: KAREN M. HOGUET	Yes	No	For	For
				1E. ELECTION OF DIRECTOR: JAMES M. KILTS	Yes	No	For	For
				1F. ELECTION OF DIRECTOR: HARISH MANWANI	Yes	No	For	For
				1G. ELECTION OF DIRECTOR: KATHRYN V. MARINELLO	Yes	No	For	For
				1H. ELECTION OF DIRECTOR: ROBERT POZEN	Yes	No	For	For
				1I. ELECTION OF DIRECTOR: VIVEK RANADIVE	Yes	No	For	For
				1J. ELECTION OF DIRECTOR: JAVIER G. TERUEL	Yes	No	For	For
				1K. ELECTION OF DIRECTOR: LAUREN ZALAZNICK	Yes	No	For	For
				2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2016.	Yes	No	For	For
				3. TO REAPPOINT ERNST & YOUNG LLP AS OUR UK STATUTORY AUDITOR TO AUDIT OUR UK STATUTORY ANNUAL ACCOUNTS FOR THE YEAR ENDING DECEMBER 31, 2016.	Yes	No	For	For
				4. TO AUTHORIZE THE BOARD OF DIRECTORS TO DETERMINE THE COMPENSATION OF OUR UK STATUTORY AUDITOR	Yes	No	For	For
				5. TO APPROVE THE NIELSEN HOLDINGS PLC 2016 EMPLOYEE SHARE PURCHASE PLAN.	Yes	No	For	For

6. TO APPROVE ON A NON-BINDING, ADVISORY BASIS THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT PURSUANT TO THE RULES OF THE U.S. SECURITIES AND EXCHANGE COMMISSION.
					Yes	No	For	For
				7. TO APPROVE ON A NON-BINDING, ADVISORY BASIS THE DIRECTORS' COMPENSATION REPORT FOR THE YEAR ENDED DECEMBER 31, 2015.	Yes	No	For	For
				8. TO APPROVE THE DIRECTORS' COMPENSATION POLICY.	Yes	No	For	For

Yahoo! Inc.	YHOO	984332	6/30/2016	1a. ELECTION OF DIRECTOR: TOR R. BRAHAM	Yes	No	For	For		6/2/2016
				1b. ELECTION OF DIRECTOR: ERIC K. BRANDT	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: DAVID FILO	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: CATHERINE J. FRIEDMAN	Yes	No	For	For
				1e. ELECTION OF DIRECTOR: EDDY W. HARTENSTEIN	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: RICHARD S. HILL	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: MARISSA A. MAYER	Yes	No	For	For
				1h. ELECTION OF DIRECTOR: THOMAS J. MCINERNEY	Yes	No	For	For
				1i. ELECTION OF DIRECTOR: JANE E. SHAW, PH.D.	Yes	No	For	For
				1j. ELECTION OF DIRECTOR: JEFFREY C. SMITH	Yes	No	For	For
				1k. ELECTION OF DIRECTOR: MAYNARD G. WEBB, JR.	Yes	No	For	For
				2. APPROVAL, ON AN ADVISORY BASIS, OF THE COMPANY'S EXECUTIVE COMPENSATION.	Yes	No	For	For
				3. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Yes	No	For	For

Sarepta Therapeutics Inc.	SRPT	803607	6/27/2016	1. ELECTION OF DIRECTOR: HANS WIGZELL, M.D., PH.D.	Yes	No	For	For		6/7/2016
				2. ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION.	Yes	No	For	For
				3. AMENDMENT AND RESTATEMENT TO AMENDED AND RESTATED 2011 EQUITY INCENTIVE PLAN.	Yes	No	For	For
				4. AMENDMENT AND RESTATEMENT TO THE 2013 EMPLOYEE STOCK PURCHASE PLAN.	Yes	No	For	For
				5. RATIFICATION OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR YEAR ENDING DECEMBER 31, 2016.	Yes	No	For	For

Jazz Pharmaceuticals, PLC	JAZZ	G50871	8/4/2016	1a. ELECTION OF DIRECTOR: PAUL L. BERNS	Yes	No	For	For		6/30/2016
				1b. ELECTION OF DIRECTOR: PATRICK G. ENRIGHT	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: SEAMUS MULLIGAN	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: NORBERT G. RIEDEL, PH.D.	Yes	No	For	For

2. TO RATIFY, ON A NON-BINDING ADVISORY BASIS, THE APPOINTMENT OF KPMG, DUBLIN AS THE INDEPENDENT AUDITORS OF JAZZ PHARMACEUTICALS PLC FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016 AND TO AUTHORIZE, IN A BINDING VOTE, THE BOARD OF DIRECTORS, ACTING THROUGH THE AUDIT COMMITTEE, TO DETERMINE THE AUDITORS' REMUNERATION.
					Yes	No	For	For
				3. TO APPROVE, ON A NON-BINDING ADVISORY BASIS, THE COMPENSATION OF JAZZ PHARMACEUTICALS PLC'S NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT.	Yes	No	For	For

4a. TO APPROVE AMENDMENTS TO JAZZ PHARMACEUTICALS PLC'S MEMORANDUM OF ASSOCIATION TO MAKE CERTAIN ADMINISTRATIVE ADJUSTMENTS TO ADDRESS THE ENACTMENT OF THE IRISH COMPANIES ACT 2014 AND A MINOR HOUSEKEEPING MATTER.
					Yes	No	For	For

4b. TO APPROVE AMENDMENTS TO JAZZ PHARMACEUTICALS PLC'S ARTICLES OF ASSOCIATION TO MAKE CERTAIN ADMINISTRATIVE ADJUSTMENTS TO ADDRESS THE ENACTMENT OF THE IRISH COMPANIES ACT 2014 AND CERTAIN MINOR HOUSEKEEPING MATTERS.
					Yes	No	For	For
				5. TO AUTHORIZE JAZZ PHARMACEUTICALS PLC AND/OR ANY SUBSIDIARY OF JAZZ PHARMACEUTICALS PLC TO MAKE OPEN MARKET PURCHASES OF JAZZ PHARMACEUTICALS PLC'S ORDINARY SHARES.	Yes	No	For	For
				6. TO RENEW THE BOARD OF DIRECTORS' EXISTING AUTHORITY UNDER IRISH LAW TO ALLOT AND ISSUE ORDINARY SHARES.	Yes	No	For	For

7. TO RENEW THE BOARD OF DIRECTORS' EXISTING AUTHORITY UNDER IRISH LAW TO ALLOT AND ISSUE ORDINARY SHARES FOR CASH WITHOUT FIRST OFFERING THOSE ORDINARY SHARES TO EXISTING SHAREHOLDERS PURSUANT TO THE STATUTORY PRE-EMPTION RIGHT THAT WOULD OTHERWISE APPLY.
					Yes	No	For	For

8. TO APPROVE ANY MOTION TO ADJOURN THE ANNUAL MEETING, OR ANY ADJOURNMENTS THEREOF, TO ANOTHER TIME AND PLACE TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE ANNUAL MEETING TO APPROVE ANY OR ALL OF PROPOSALS 4A, 4B AND/OR 7.
					Yes	No	For	For

9. TO APPROVE AN AMENDMENT AND RESTATEMENT OF JAZZ PHARMACEUTICALS PLC'S 2011 EQUITY INCENTIVE PLAN IN ORDER TO RENEW JAZZ PHARMACEUTICALS PLC'S ABILITY TO GRANT AWARDS THEREUNDER THAT MAY QUALIFY AS "PERFORMANCE-BASED COMPENSATION" UNDER SECTION 162(M) OF THE U.S. INTERNAL REVENUE CODE.
					Yes	No	For	For

10. TO APPROVE AN AMENDMENT AND RESTATEMENT OF JAZZ PHARMACEUTICALS PLC'S AMENDED AND RESTATED 2007 NON-EMPLOYEE DIRECTORS STOCK OPTION PLAN IN ORDER TO (I) EXPAND THE TYPES OF STOCK AWARDS THAT MAY BE GRANTED THEREUNDER TO JAZZ PHARMACEUTICALS PLC'S NON-EMPLOYEE DIRECTORS AND (II) ELIMINATE THE FINAL AUTOMATIC ANNUAL INCREASE TO THE SHARE RESERVE THAT IS OTHERWISE SCHEDULED TO OCCUR IN 2017 PURSUANT TO THE "EVERGREEN" PROVISION INCLUDED THEREIN.
					Yes	No	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President

Date	August 12, 2016

* Print the name and title of each signing officer under his or her signature.